Property and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	¥ 7,469	¥ 7,482	¥ 8,432
Great East Japan Earthquake [Member]
Property, Plant and Equipment [Line Items]
Pre-tax impairment charge			¥ 2,253